CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD CAD in Millions	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	CAD 1,257	CAD 1,015
Restricted cash	17	34
Accounts receivable and other (Note 5)	4,526	5,430
Accounts receivable from affiliates	7	7
Inventory	1,002	1,111
Total Current assets	6,809	7,597
Property, plant and equipment, net	64,111	64,434
Long-term investments	6,697	7,008
Restricted long-term investments	77	49
Deferred amounts and other assets	3,220	3,160
Intangible assets, net	1,556	1,348
Goodwill	77	80
Deferred income taxes	1,051	839
Total Assets	83,598	84,515
Current liabilities
Bank indebtedness	562	361
Short-term borrowings	538	599
Accounts payable and other	6,828	7,351
Accounts payable to affiliates	84	48
Interest payable	313	324
Environmental liabilities	158	141
Current maturities of long-term debt (Note 9)	5,105	1,990
Total Current liabilities	13,588	10,814
Long-term debt (Note 9)	34,298	39,391
Other long-term liabilities	5,749	6,056
Deferred income taxes	5,834	5,915
Total Liabilities	59,469	62,176
Commitments and contingencies (Note 15)
Redeemable noncontrolling interests	3,113	2,141
Share capital (Note 10)
Preference shares	6,515	6,515
Common shares (934 and 868 outstanding at June 30, 2016 and December 31, 2015, respectively)	10,052	7,391
Additional paid-in capital	3,417	3,301
Retained earnings	83	142
Accumulated other comprehensive income (Note 11)	254	1,632
Reciprocal shareholding	(102)	(83)
Total Enbridge Inc. shareholders' equity	20,219	18,898
Noncontrolling interests	797	1,300
Total Equity	21,016	20,198
Total Liabilities and equity	CAD 83,598	CAD 84,515